Income taxes - Major components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Based on taxable income of the current period	$ 7,835	$ 2,901
Adjustments in respect to previous years	136	102
Total current income tax expense	7,971	3,003
Origination and reversal of temporary differences	5,010	5,373
Adjustments in respect to previous years	(976)	(692)
Total deferred income tax expense	4,034	4,681
Income tax expense reported in the consolidated statements of operations	$ 12,005	$ 7,684